Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,600,000.00
Previously Paid Amount	2,468.48
Total Fee Amount	3,897.82
Total Offset Amount	0.00
Net Fee	$ 1,429.34
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A